Organization (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization
Earnout liability	$ 26,618,278	$ 5,133,428	$ 0
Senior Secured Convertible Promissory Notes	4,204,743
Warrant liability (Public Warrants)	7,311,998	646,428
Warrant liability (Private Warrants)	203,078	$ 21,557
Total liabilities measured at fair value	38,338,097
Other expense related to instruments recorded at fair value	$ 30,371,318